Principal Management Corporation
711 High Street, Des Moines, IA 50392
515 247 5111 tel
www.principal.com

October 13, 2016

Via EDGAR

Mr. Trace Rakestraw
Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:    Principal Funds, Inc.
File Numbers. 033-59474, 811-07572
Post-Effective Amendment No. 186 to the Registration Statement on Form N-1A

Dear Mr. Rakestraw,

Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (“the Amendment”).

The Amendment to the Registrant’s registration statement is being filed as an annual update for the Registrant’s series with an August 31 fiscal year end and to add an existing share class, Class R-6, to the Blue Chip, EDGE MidCap, International Equity Index, International Small Company, Preferred Securities, Real Estate Debt Income and Small-MidCap Dividend Income Funds.

In the Amendment, the Registrant updated certain calendar year end information, including fund and index performance information. Certain disclosures have also been updated to include supplements and other changes over the year, as well as to make changes related to Staff comments to the Registrant’s other filings. The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including financial information, for example, expense information, financial highlights, incorporation by reference of information from the annual report, 5% and 25% ownership information, and market capitalization data.

The Amendment consists of the following: (1) facing page; (2) Part A (a prospectus for Classes A, C, J, P, Institutional, R-1, R-2, R-3, R-4, R-5, R-6, and S shares); (3) Part B (a Statement of Additional Information that includes each of the Registrant’s series with an August 31 fiscal year end); (4) Part C; and (5) signature pages. The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the Registrant’s series with an October 31 fiscal year end.

Please call me at 515-235-1209 or Jennifer Block at 515-235-9154 if you have any questions.

Sincerely,

/s/ Britney L. Schnathorst

Britney L. Schnathorst
Assistant Counsel, Registrant